Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stock Warrants

Note 15 — Stock Warrants

A summary of the various changes in warrants during the three-month period ended March 31, 2013 is as follows.

Number of Shares

Warrants Outstanding at December 31, 2012	656,641
Exercised During the Period	—
Issued During the Period	206,480
Expired During the Period	—

Warrants Outstanding, March 31, 2013	863,121

The outstanding warrants as of March 31, 2013 expire from May 31, 2013 to March 21, 2018. The weighted average remaining term of the warrants is 2.5 years. The weighted average exercise price is $6.84 per share. A total of 186,420 warrants to purchase 186,420 shares of common stock exercisable at $4.72 issued during the first quarter are subject to downward exercise price adjustments in the event the Company issues securities at a lower price during the first 6 months. A holder of warrants to purchase common stock has agreed subject to the closing of the Company’s proposed public stock offering, to exchange the Warrants into the greater of (a) 200,000 shares of the Company’s common stock, or (B) the Black Scholes value of the warrants (calculated using the Bloomberg OV function) as of the date of the pricing of the Company’s proposed public stock offering based upon the per share offering price of the common stock in the Company’s proposed public stock offering. Additional information regarding the exchange agreement may be found in the Form 8-K filed by the Company on April 2, 2013.

Note 21 — Stock Warrants

During the years ending December 31, 2012 and 2011, the Company issued no new warrants.

During 2012, no warrants were exercised.During 2011, 4,814 warrants were exercised at a price of $0.75 per share.

The following table shows the various changes in warrants for the years December 31, 2012 and 2011. The exercise prices range from $0.66 to $15.00 per share. All outstanding warrants and exercise prices reflect the Company’s 1 for 75 reverse stock-split, which was effective February 6, 2013.

	December 31, 2012	December 31, 2011

Warrants Outstanding, Beginning of Year	867,628	874,730
Exercised During the Year	—	(4,814)
Issued During the Year	—	—
Forfeited During the Year	(210,987)	(2,288)

Warrants Outstanding, End of Year	656,641	867,628

The outstanding warrants as of December 31, 2012 expire from May 2013 to May 2015. The weighted average remaining term of the warrants is 1.9 years. The weighted average exercise price is $7.51 per share.